Consolidated Statements of Operations (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based compensation	¥ 678,686	¥ 1,408,232	¥ 580,813
Cost Of Revenues [Member]
Share-based compensation	18,449	23,972	21,661
Research And Development [Member]
Share-based compensation	175,870	175,053	152,806
Sales And Marketing [Member]
Share-based compensation	158,902	196,311	142,927
General And Administrative [Member]
Share-based compensation	¥ 325,465	¥ 1,012,896	¥ 263,419